Inventories	12 Months Ended
Dec. 31, 2021
Inventories

8 Inventories

	2021	2020

Finished goods	9,271,708	3,693,870
Semi-finished goods	568,914	409,674
Raw materials, production inputs and packaging	3,356,660	2,163,527
Maintenance materials	766,994	766,316
Advances to suppliers	62,573	69,965
Imports in transit	2,308,252	1,298,334
Total	16,335,101	8,401,686

Current assets	16,335,101	8,383,650
Non-current assets		18,036
Total	16,335,101	8,401,686

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is assigned by using the weighted average cost formula. In the case of manufactured inventories, besides raw materials and other consumables, cost includes an appropriate share of production overheads based on normal operating capacity.

The effect of the provision for inventories at the year is shown below:

	2021	2020	2019

Balance at the beginning of the year	122,572	82,195	20,159

Additions	97,911	120,483	72,672
Utilization/reversals	(138,265)	(80,106)	(10,636)

Balance at the end of the year	82,218	122,572	82,195